SUPPLEMENT Dated June 24, 2008 To The Prospectus Dated April 28, 2008 For

ING Marathon Plus (IICA)	ING Income Annuity
ING Marathon Plus

Issued By ING Life Insurance and Annuity Company Through Variable Annuity Account I of ING Life Insurance and Annuity Company And

Issued By ING Life Insurance and Annuity Company

Through Variable Annuity Account B of ING Life Insurance and Annuity Company

This supplement is notice of some forthcoming changes to the investment portfolios available under your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions or want to give us any instructions in this regard, then please call our Customer Contact Center at 1-800-366-0066. You may also call us for copies of the prospectus for any portfolio.

IMPORTANT INFORMATION REGARDING REORGANIZATION

On March 27, 2008, the Board of Trustees of the ING VP High Yield Bond Portfolio (Class I)
approved an agreement to reorganize the ING VP High Yield Bond Portfolio (Class I) with and into the ING Pioneer High Yield Portfolio (Initial Class). The agreement is subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganization will take place on or about September 6, 2008, resulting in a shareholder of the ING VP High Yield Bond
Portfolio (Class I) becoming a shareholder of the ING Pioneer High Yield Portfolio (Initial
Class). Each shareholder will thereafter hold shares of the ING Pioneer High Yield Portfolio
(Initial Class) having equal aggregate value as share of the ING VP High Yield Bond Portfolio
(Class I), and the ING VP High Yield Bond Portfolio (Class I) will no longer be available under the contract. Accordingly, unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP High Yield Bond Portfolio (Class I) will be automatically allocated to the ING Pioneer High Yield Portfolio (Initial Class).

You may give us alternative allocation instructions at any time by contacting our Customer
Contact Center at 1-800-366-0066.

ING ILIAC (IICA) - 150144

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